Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total net revenues	$ 5,685,987	$ 475,175
Costs and expenses:
Cost of sales - services (exclusive of depreciation and amortization expense shown below)	1,829,066	716,102
Cost of goods sold (exclusive of depreciation and amortization expense shown below)	1,969,147
General and administrative	15,222,451	2,016,638
Sales and marketing	12,096,211	2,550,418
Transaction costs incurred in connection with the Business Combination	6,845,777
Research and development	4,626,625	1,446,347
Depreciation and amortization	2,442,706	842,195
Total operating expenses	45,031,983	7,571,700
Operating loss	(39,345,996)	(7,096,525)
Other income (expense):
Other income, net	340,807	118,158
Change in fair value of convertible promissory notes	(14,571,109)
Change in fair value of earn-out liabilities	1,740,000
Change in fair value of warrant liabilities	(1,313,500)
Interest (expense) income	(177,444)	591
Loss before income taxes	(53,327,242)	(6,977,776)
Income tax expense	1,945	800
Net loss	$ (53,329,187)	$ (6,978,576)
Net loss per common share, basic (in Dollars per share)	$ (2.43)	$ (0.61)
Weighted average shares outstanding, basic (in Shares)	21,964,451	11,496,653
Net services sales - Marketplace [Member]
Total net revenues	$ 2,987,406	$ 475,175
Net product sales - Brands [Member]
Total net revenues	$ 2,698,581